Consolidated Statements of Cash Flow In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Cash generated from (used in) Operations
Net loss	$ (18,093)	$ (14,520)
Non-cash items
Stock-based compensation	4,192	3,894
Depreciation and amortization	29,682	25,693
Foreign exchange gain (loss)	(1,350)	7,910
Deferred financing costs		1,746
Accretion of debt discount		25,175
Discount on loan receivable		121
Disposal of assets	80
Disposal of patents	43
Deferred income tax recovery	(6,059)	(4,583)
Accrued investment income	(156)	(32)
Total Non-cash items	8,339	45,404
Change in non-cash working capital balances
Accounts receivable	(10,860)	1,014
Prepaid expenses and deposits	(279)	(475)
Payments associated with success fee obligation	(3,897)	(12,685)
Due to related party		7,831
Accounts payable and accrued liabilities	(2,779)	(7,102)
Cash (used in) generated from operations	(9,476)	33,987
Financing
Dividends paid	(18,370)	(14,617)
Repayment of convertible debentures		(233,247)
Common shares repurchased under normal course issuer bid	(7,134)	(15,729)
Common shares issued for cash on the exercise of options	478	3,078
Common shares issued for cash from Employee Share Purchase Plan	196	231
Cash used in financing	(24,830)	(260,284)
Investing
Sale (purchase) of short-term investments	160	(93)
Loan receivable		(1,000)
Purchase of furniture and equipment	(1,795)	(403)
Purchase of patents	(10,261)	(25,425)
Cash used in investing	(11,896)	(26,921)
Foreign exchange (gain) loss on cash held in foreign currency	1,350	(3,722)
Net cash and cash equivalents used in the year	(44,852)	(256,940)
Cash and cash equivalents, beginning of year	175,246	432,186
Cash and cash equivalents, end of year	$ 130,394	$ 175,246